Note 12 - Income Tax - Summary of Income Tax Expense From Continuing Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current	$ 1,296	$ 970	$ 2,289
Deferred	(155)	40	(1,231)
Total	$ 1,141	$ 1,010	$ 1,058